Debt (Details) - Schedule of Short-Term Debt - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short-Term Debt [Abstract]
Total Short-Term Debt	$ 13,800	$ 13,643	$ 3,490
July 2022 Promissory Note [Member]
Schedule of Short-Term Debt [Abstract]
Notes payable, current	4,231	6,045
Dec 2022 Promissory Note [Member]
Schedule of Short-Term Debt [Abstract]
Notes payable, current	8,366	6,520
Third Party Note Payable [Member]
Schedule of Short-Term Debt [Abstract]
Notes payable, current	$ 1,203	$ 1,078	$ 239